Lease liabilities - Summary of Lease Libilities (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [abstract]
Non-current lease liabilities	$ 24,172	$ 40,391
Current lease liabilities	$ 22,098	$ 21,389